RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
11. RELATED PARTY TRANSACTIONS AND BALANCES

Related party transactions are measured at the estimated fair values of the services provided or goods received. Related party transactions not disclosed elsewhere in these financial consolidated statements are as follows:

a)	Key management personnel

The Company has identified its directors and certain senior officers of the Company, who have the authority and responsibility for planning, directing and controlling the activities of the Company, as key management personnel. The remuneration of directors and officers for the years ended was as follows:

	2019	2018	2017

Salaries, bonuses, fees and benefits
Members of the Board of Directors	$124,500	$191,575	$72,019
Other members of key management	37,801	55,071	34,581

Share-based payments
Members of the Board of Directors	219,248	400,000	-
Other members of key management	32,480	72,000	-
	$414,029	$718,646	$106,600

b)	Amounts due to/from relates parties

In the normal course of operations the Company transacts with companies with directors or officers in common.

The following amounts are payable to related parties:

	January 31, 2019	January 31, 2018
Directors	11,250	29,250
Oniva International Services Corp.	20,217	10,615
Sampson Engineering Inc.	-	-
Intermark Capital Corp.	-	-
	$31,467	$39,865

The amounts included above are unsecured, non-interest bearing with no fixed terms of repayment.

c)	Other related party transactions

The Company has a cost-sharing agreement to reimburse Oniva International Services Corp. (“Oniva”), as described in Note 12. The transactions with Oniva during the year are summarized below:

	2019	2018	2017
Salaries and benefits	$118,361	$105,344	$91,346
Office and miscellaneous	77,443	66,663	38,260

	$195,804	$172,007	$129,606

Salaries and benefits above includes $37,801 (2018 – $35,071; 2017 – $34,581) for key management personnel compensation that has been included in Note 11(a).